Cash Flow and Cash Equivalent Information (Details) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash Flow and Cash Equivalents [Abstract]
Net profit / (loss) for the year	$ 18,153,260	$ (25,922,964)	$ 20,348,486
Adjustments:
Income tax	5,373,999	(6,138,041)	(6,534,323)
Amortization and depreciation	292,002	194,275	168,684
Impaired trading properties		45,804
Impaired goodwill		184,393	184,393
Loss on sale of associates and joint ventures		171,689
Net gain / (loss) from fair value adjustment on investment properties	(25,126,324)	36,964,252	(13,567,839)
Gain from disposal of trading properties	(254,511)	(22,839)	(216,248)
Disposals by concession maturity	7,086	1,045	16,916
Averaging of schedule rent escalation	(162,635)	(379,515)	(90,262)
Directors' fees	126,417	189,859	149,254
Financial results, net	6,915,458	864,848	8,027,131
Provisions and allowances	356,812	173,896	244,245
Share of profit of associates and joint ventures	(177,910)	577,953	(887,380)
Right to receive units due to non-compliance			(18,057)
Changes in operating assets and liabilities
Decrease / (Increase) in inventories	2,485	14,185	(6,422)
Decrease / (Increase) in trade and other receivables	1,015,767	355,265	(549,697)
(Decrease) / Increase in trade and other payables	(1,291,692)	(1,265,333)	1,173,129
(Decrease) / Increase in payroll and social security liabilities	(125,520)	(99,046)	61,067
Uses of provisions	(50,964)	(75,223)	(113,156)
(Increase) / Decrease in trading properties	(15,263)	7,103	252,639
Net cash generated by operating activities before income tax paid	$ 5,038,467	$ 5,841,606	$ 8,458,167